Investment Risks	Dec. 31, 2025
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | High Yield (Junk) Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Prepayment risk — The risk that the principal on a bond that is held by a fund will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A fund may then have to reinvest that money at a lower interest rate.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Derivatives risk — Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in an unanticipated direction. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Mortgage-Backed and Asset-Backed Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Mortgage-backed and asset-backed securities risk — Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in interest rates or general economic conditions. Certain mortgage-backed or asset-backed securities, such as collateralized mortgage obligations, real estate mortgage investment conduits, and stripped mortgage-backed securities, may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Leveraging risk — The risk that certain portfolio transactions, such as reverse repurchase agreements, short sales, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivatives instruments, may give rise to leverage, causing a fund to be more volatile than if it had not been leveraged, which may result in increased losses to the fund.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Foreign Risk
Prospectus [Line Items]
Risk [Text Block]
Foreign risk — The risk that investments in foreign securities (particularly those of issuers in emerging markets) may be adversely affected by political instability, changes in currency exchange rates, inefficient markets and higher transaction costs, foreign economic conditions, the imposition of economic or trade sanctions, or inadequate or different regulatory and accounting standards.

April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation risk — The risk that a less liquid secondary market may make it more difficult for a fund to obtain precise valuations of certain securities in its portfolio.
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.
April - Limited Term Diversified_Pro | Nomura Limited-Term Diversified Income Fund | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund
Prospectus [Line Items]
Risk [Text Block]
High yield (junk) bond risk — The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers, increased risk of default, and a more limited and less liquid secondary market. High yield securities may also be subject to greater price volatility and risk of loss of income and principal than are higher-rated securities. High yield bonds are sometimes issued by municipalities that have less financial strength and therefore have less ability to make projected debt payments on the bonds.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors.
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Interest rate risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Interest rate risk — The risk that the prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. Bonds and other fixed income securities with longer maturities or duration generally are more sensitive to interest rate changes. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Credit risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Credit risk — The risk that an issuer of a debt security, including a governmental issuer or an entity that insures a bond, may be unable to make interest payments and/or repay principal in a timely manner.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.
April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Government and Regulatory Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance. For example, a tax-exempt security may be reclassified by the Internal Revenue Service or a state tax authority as taxable, and/or future legislative, administrative, or court actions could cause interest from a tax-exempt security to become taxable, possibly retroactively.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Active management and selection risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Call risk — The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Geographic concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Geographic concentration risk — The risk that heightened sensitivity to regional, state, US territories or possessions (such as the Commonwealth of Puerto Rico, Guam, or the US Virgin Islands), and local political and economic conditions could adversely affect the holdings in and performance of a fund. There is also the risk that there could be an inadequate supply of municipal bonds in a particular state or US territory or possession.

April - Tax Free Oregon_Pro | Nomura Tax-Free Oregon Fund | Alternative minimum tax risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Alternative minimum tax risk — If a fund invests in bonds whose income is subject to the alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.